Related Party Transactions	3 Months Ended
Jun. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]	3. RELATED PARTY TRANSACTIONS Officers-directors own 4.9% of the Company’s outstanding common stock.